Earnings Per Common Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income	$ 11,466	$ 1,098	$ 547
Preferred stock dividends	59	50	18
Net income available to common stockholders, basic	11,407	1,048	529
Net income available to common shareholders, diluted	$ 11,407	$ 1,048	$ 529
Weighted average common shares outstanding
Basic shares outstanding (in shares)	14,527,902	15,531,924	9,816,405
Stock-based award (in shares)	11,711	18,020	0
Diluted shares outstanding (in shares)	14,539,613	15,549,944	9,816,405
Earnings per common share, basic (in dollars per share)	$ 785.14	$ 67.47	$ 53.88
Earnings per common share, diluted (in dollars per share)	$ 784.51	$ 67.40	$ 53.88